Summary of Significant Accounting Policies (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Contract costs | $	$ 27	$ 24	$ 21
Advertising costs | $		$ 10	$ 9
Number of operating segment | segment	1	1
Number of reporting segment | segment	1	1